CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash equivalents
Total cash and cash equivalents	R$ 7,712,081	R$ 13,590,776	R$ 8,585,570	R$ 6,835,057
Cash and banks
Cash and cash equivalents
Cash and banks	R$ 6,826,207	11,720,774
Fixed | Cash and banks
Cash equivalents
Average yield p.a. %	1.59%
Local | Fixed-term deposits (Compromised)
Cash equivalents
Fixed-term deposits	R$ 63,660	14,506
Local | CDI | Fixed-term deposits (Compromised)
Cash equivalents
Percentage of basis used to calculate interest rate	86.80%
Foreign | Fixed-term deposits
Cash equivalents
Fixed-term deposits	R$ 822,214	R$ 1,855,496
Foreign | Fixed | Fixed-term deposits
Cash equivalents
Average yield p.a. %	1.48%